CONCENTRATION OF RISK	12 Months Ended
Dec. 31, 2019
CONCENTRATION OF RISK
CONCENTRATION OF RISK

3.    CONCENTRATION OF RISK

Credit risk

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of cash and cash equivalents. The Group places its cash and cash equivalents with financial institutions with high-credit ratings and quality.

There is only one customer for the year ended December 31, 2019, thus all revenue and accounts receivable were derived from that customer.

Currency convertibility risk

Prior to the Acquisition and the Disposal occurred in 2019, substantially all of the Group’s businesses are transacted in RMB, which is not freely convertible into foreign currencies. All foreign exchange transactions take place either through Bank of China or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the People’s Bank of China. Approval of foreign currency payments by the People’s Bank of China or other regulatory institutions requires submitting a payment application form together with suppliers’ invoices, shipping documents and signed contracts. After the strategic shift mentioned above, the Group’s business is mainly transacted in U.S. dollar resulting minor exposure to currency convertibility risk.

Foreign currency exchange rate risk

From July 21, 2005, the RMB is permitted to fluctuate within a narrow and managed band against a basket of certain foreign currencies. For RMB against U.S. dollar, there was appreciation of approximately 6.3% in the year ended December 31, 2017 and depreciation of approximately 5.7% and 1.3% in the years ended December 31, 2018 and 2019 respectively. It is difficult to predict how market forces or PRC or U.S. government policy may impact the exchange rate between the RMB and the U.S. dollar in the future.

To the extent that the Company needs to convert U.S. dollar into RMB for capital expenditures and working capital and other business purposes, appreciation of RMB against U.S. dollar would have an adverse effect on the RMB amount the Company would receive from the conversion. Conversely, if the Company decides to convert RMB into U.S. dollar for the purpose of making payments for dividends on ordinary shares, strategic acquisitions or investments or other business purposes, appreciation of U.S. dollar against RMB would have a negative effect on the U.S. dollar amount available to the Company. In addition, a significant depreciation of the RMB against the U.S. dollar may significantly reduce the U.S. dollar equivalent of the Company’s earnings or losses.